Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 7.2	Taxes	UNITED STATES	snj:US-IN	U.S Federal Government [Member]	Indiana, US [Member]	Coal [Member]	Other US Thermal [Member]	Open Pit
#: 2
	2.7	Taxes	UNITED STATES	snj:US-IL	U.S Federal Government [Member]	Illinois, US [Member]	Coal [Member]	Other US Thermal [Member]	Underground Mining
#: 3
	0.3	Fees	UNITED STATES	snj:US-IL	U.S Federal Government [Member]	Illinois, US [Member]	Coal [Member]	Other US Thermal [Member]	Underground Mining
#: 4
	1.6	Taxes	UNITED STATES	snj:US-NM	U.S Federal Government [Member]	New Mexico, US [Member]	Coal [Member]	Other US Thermal [Member]	Open Pit
#: 5
	0.1	Fees	UNITED STATES	snj:US-NM	U.S Federal Government [Member]	New Mexico, US [Member]	Coal [Member]	Other US Thermal [Member]	Open Pit
#: 6
	1.2	Taxes	UNITED STATES	snj:US-CO	U.S Federal Government [Member]	Colorado, US [Member]	Coal [Member]	Other US Thermal [Member]	Underground Mining
#: 7
	59.9	Taxes	UNITED STATES	snj:US-WY	U.S Federal Government [Member]	Wyoming, US [Member]	Coal [Member]	Powder River Basin [Member]	Open Pit
#: 8
	146.1	Royalties	UNITED STATES	snj:US-WY	U.S Federal Government [Member]	Wyoming, US [Member]	Coal [Member]	Powder River Basin [Member]	Open Pit
#: 9
	0.1	Taxes	UNITED STATES	snj:US-AL	U.S Federal Government [Member]	Alabama, US [Member]	Coal [Member]	Seaborne Metallurgical [Member]	Underground Mining
#: 10
	1.0	Royalties	UNITED STATES	snj:US-AL	U.S Federal Government [Member]	Alabama, US [Member]	Coal [Member]	Seaborne Metallurgical [Member]	Underground Mining
#: 11
	1.9	Taxes	AUSTRALIA	snj:AU-QLD	Government of Queensland [Member]	Queensland, AU [Member]	Coal [Member]	Seaborne Metallurgical [Member]	Open Pit
#: 12
	135.3	Royalties	AUSTRALIA	snj:AU-QLD	Government of Queensland [Member]	Queensland, AU [Member]	Coal [Member]	Seaborne Metallurgical [Member]	Open Pit
#: 13
	15.5	Fees	AUSTRALIA	snj:AU-QLD	Government of Queensland [Member]	Queensland, AU [Member]	Coal [Member]	Seaborne Metallurgical [Member]	Open Pit
#: 14
	0.6	Taxes	AUSTRALIA	snj:AU-QLD	Government of Queensland [Member]	Queensland, AU [Member]	Coal [Member]	Corporate and Other [Member]	Open Pit
#: 15
	2.4	Fees	AUSTRALIA	snj:AU-QLD	Government of Queensland [Member]	Queensland, AU [Member]	Coal [Member]	Corporate and Other [Member]	Open Pit
#: 16
	0.3	Taxes	AUSTRALIA	snj:AU-NSW	Government of New South Wales [Member]	New South Wales, AU [Member]	Coal [Member]	Seaborne Metallurgical [Member]	Underground Mining
#: 17
	22.8	Royalties	AUSTRALIA	snj:AU-NSW	Government of New South Wales [Member]	New South Wales, AU [Member]	Coal [Member]	Seaborne Metallurgical [Member]	Underground Mining
#: 18
	2.0	Fees	AUSTRALIA	snj:AU-NSW	Government of New South Wales [Member]	New South Wales, AU [Member]	Coal [Member]	Seaborne Metallurgical [Member]	Underground Mining
#: 19
	3.0	Taxes	AUSTRALIA	snj:AU-NSW	Government of New South Wales [Member]	New South Wales, AU [Member]	Coal [Member]	Seaborne Thermal [Member]	Open Pit
#: 20
	107.3	Royalties	AUSTRALIA	snj:AU-NSW	Government of New South Wales [Member]	New South Wales, AU [Member]	Coal [Member]	Seaborne Thermal [Member]	Open Pit
#: 21
	3.1	Fees	AUSTRALIA	snj:AU-NSW	Government of New South Wales [Member]	New South Wales, AU [Member]	Coal [Member]	Seaborne Thermal [Member]	Open Pit
#: 22
	0.6	Comm. Social Resp.	AUSTRALIA	snj:AU-NSW	Government of New South Wales [Member]	New South Wales, AU [Member]	Coal [Member]	Seaborne Thermal [Member]	Open Pit
#: 23
	2.6	Fees	AUSTRALIA	snj:AU-NSW	Government of New South Wales [Member]	New South Wales, AU [Member]	Coal [Member]	Corporate and Other [Member]	Open Pit
#: 24
	221.8	Taxes	AUSTRALIA		Government of Australia [Member]	Total Company [Member]	Coal [Member]	All [Member]	Open Pit
#: 25
	$ 0.4	Fees	UNITED STATES		U.S Federal Government [Member]	Total Company [Member]	Coal [Member]	Corporate and Other [Member]	Open Pit